Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Period Ended [Member]
Earning Per Share [Line Items]
Foreign Currency Exchange Rate, Translation	7.75	7.75	7.78
Average Annual [Member]
Earning Per Share [Line Items]
Foreign Currency Exchange Rate, Translation	7.76	7.76	7.78